UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873
                                                     ---------

                             The Gabelli Growth Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              ---------------

                     Date of reporting period: June 30, 2005
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             THE GABELLI GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005

TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli Growth Fund (the "Fund") rose 2.3%, while the Standard & Poor's ("S&P") 500 Index and the Russell 1000 Growth Index rose 1.4% and 2.5%, respectively. For the six month period ended June 30, 2005, the Fund declined 0.2% versus declines of 0.8% and 1.7% for the S&P 500 Index and the Russell 1000 Growth Index, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)

                                                                                                              Since
                                              Year to                                                       Inception
                                   Quarter     Date     1 Year     3 Year    5 Year     10 Year   15 Year   (4/10/87)
---------------------------------------------------------------------------------------------------------------------
  GABELLI GROWTH FUND CLASS AAA .. 2.32%     (0.23)%     4.62%      7.07%    (10.42)%    8.52%      9.22%     11.48%

  S&P 500 Index .................. 1.37      (0.81)      6.32       8.28      (2.37)     9.94      10.64      10.41
  Russell 1000 Growth Index ...... 2.46      (1.72)      1.68       7.26     (10.36)     7.40       N/A*        N/A*
  Class A ........................ 2.36      (0.23)      4.66       7.09     (10.39)     8.51       9.21      11.47
                                  (3.52)(b)  (5.95)(b)  (1.36)(b)   4.98(b)  (11.45)(b)  7.87(b)    8.78(b)   11.11(b)
  Class B ........................ 2.14      (0.62)      3.83       6.67     (10.62)     8.40       9.13      11.41
                                  (2.86)(c)  (5.59)(c)  (1.17)(c)   5.79(c)  (10.98)(c)  8.40(c)    9.13(c)   11.41(c)
  Class C ........................ 2.14      (0.62)      3.87       6.67     (10.62)     8.40       9.13      11.41
                                   1.14(c)   (1.61)(c)   2.87(c)    6.67(c)  (10.62)(c)  8.40(c)    9.13(c)   11.41(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 * THERE IS NO DATA AVAILABLE FOR THE RUSSELL 1000 GROWTH INDEX PRIOR TO AUGUST 31, 1992.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                   Beginning        Ending      Annualized    Expenses
                 Account Value   Account Value    Expense   Paid During
                   01/01/05        06/30/05        Ratio      Period*
--------------------------------------------------------------------------------
GABELLI GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $  997.70        1.53%       $ 7.58
Class A            $1,000.00      $  997.70        1.53%       $ 7.58
Class B            $1,000.00      $  993.80        2.28%       $11.27
Class C            $1,000.00      $  993.80        2.29%       $11.32
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,017.21        1.53%       $ 7.65
Class A            $1,000.00      $1,017.21        1.53%       $ 7.65
Class B            $1,000.00      $1,013.49        2.28%       $11.38
Class C            $1,000.00      $1,013.44        2.29%       $11.43
* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

THE GABELLI GROWTH FUND

Industrial ........................................  14.3%
Health Care Equipment & Services ..................  11.8%
Consumer Staples ..................................  11.1%
Energy ............................................   8.9%
Retail ............................................   8.6%
Pharmaceuticals & Biotechnology ...................   8.6%
Financial .........................................   8.0%
Software and Services .............................   7.3%
Semiconductors ....................................   7.3%
Media .............................................   3.6%
Materials .........................................   3.0%
U.S. Government Obligations .......................   2.3%
Communications Equipment ..........................   2.1%
Computers & Peripheral ............................   1.7%
Auto & Components .................................   0.6%
Other Assets and Liabilities - Net ................   0.8%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS -- 96.9%
             CONSUMER DISCRETIONARY -- 12.8%
             AUTO & COMPONENTS -- 0.6%
    145,000  Harley-Davidson Inc. ......  $     6,596,157  $    7,192,000
                                          ---------------  --------------
             MEDIA -- 3.6%
    320,000  McGraw-Hill Companies Inc..        7,684,823      14,160,000
    590,000  News Corp., Cl. B .........       11,170,696       9,947,400
  1,310,000  Time Warner Inc.+ .........       22,286,121      21,890,100
                                          ---------------  --------------
                                               41,141,640      45,997,500
                                          ---------------  --------------
              RETAIL -- 8.6%
    350,000  Bed Bath & Beyond Inc.+ ...       12,844,089      14,623,000
    125,000  Best Buy Co. Inc. .........        6,764,011       8,568,750
    245,000  Cheesecake Factory Inc.+ ..        5,881,024       8,508,850
    470,000  Coach Inc.+ ...............       10,753,349      15,777,900
    180,000  Costco Wholesale Corp. ....        7,597,403       8,067,600
    220,000  eBay Inc.+ ................        7,365,978       7,262,200
    140,000  Starbucks Corp.+ ..........        3,512,917       7,232,400
    245,000  Target Corp. ..............        9,903,021      13,330,450
    316,577  The Home Depot Inc. .......        8,747,621      12,314,846
    443,400  Tiffany & Co. .............       11,115,736      14,525,784
                                          ---------------  --------------
                                               84,485,149     110,211,780
                                          ---------------  --------------
             TOTAL CONSUMER
               DISCRETIONARY ...........      132,222,946    163,401,280
                                          ---------------  --------------
             CONSUMER STAPLES -- 11.1%
    510,000  PepsiCo Inc. ..............       25,132,563      27,504,300
    535,000  Procter & Gamble Co. ......       28,823,553      28,221,250
    455,000  Sysco Corp. ...............       13,275,943      16,466,450
    400,000  Wal-Mart Stores Inc. ......       21,862,499      19,280,000
    655,000  Walgreen Co. ..............       20,624,303      30,123,450
    170,000  Whole Foods Market Inc. ...        9,511,440      20,111,000
                                          ---------------  --------------
             TOTAL CONSUMER
               STAPLES                        119,230,301     141,706,450
                                          ---------------  --------------
              ENERGY -- 8.9%
    145,000  Anadarko Petroleum Corp. ..        9,865,510      11,911,750
    176,000  Apache Corp. ..............        5,524,718      11,369,600
    220,000  Baker Hughes Inc. .........       10,299,383      11,255,200
    185,000  Burlington Resources Inc...        5,668,456      10,219,400
    140,000  Devon Energy Corp. ........        5,667,098       7,095,200
    260,000  Murphy Oil Corp. ..........        5,930,352      13,579,800
    190,000  Occidental Petroleum Corp.         6,380,705      14,616,700
    190,000  Schlumberger Ltd. .........        7,955,593      14,428,600
    170,000  Suncor Energy Inc. ........        5,425,055       8,044,400
    190,000  Transocean Inc.+ ..........        7,244,034      10,254,300
                                          ---------------  --------------
             TOTAL ENERGY ..............       69,960,904     112,774,950
                                          ---------------  --------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             FINANCIAL -- 8.0%
    250,000  American Express Co. ......  $    10,699,292  $   13,307,500
    665,000  Citigroup Inc. ............       29,938,551      30,742,950
     70,000  Goldman Sachs Group Inc. ..        7,056,718       7,141,400
    360,000  Merrill Lynch & Co. Inc. ..       14,624,091      19,803,600
    275,900  Northern Trust Corp. ......       15,903,744      12,578,281
    373,800  State Street Corp. ........       18,417,575      18,035,850
                                          ---------------  --------------
             TOTAL FINANCIAL ...........       96,639,971     101,609,581
                                          ---------------  --------------
             HEALTH CARE -- 20.4%
             HEALTH CARE EQUIPMENT & SERVICES -- 11.8%
    120,000  Alcon Inc. ................        9,536,498      13,122,000
    170,000  Biomet Inc. ...............        7,217,796       5,888,800
    305,000  Caremark Rx Inc.+ .........       11,356,812      13,578,600
    205,000  Edwards Lifesciences Corp.+        8,098,853       8,819,100
    140,000  Express Scripts Inc.+ .....        5,459,075       6,997,200
    100,000  Fisher Scientific
               International Inc.+              6,178,123       6,490,000
     70,000  IDEXX Laboratories Inc.+ ..        4,523,156       4,363,100
    100,000  Invitrogen Corp.+ .........        7,429,011       8,329,000
    425,000  Medtronic Inc. ............       20,544,452      22,010,750
    330,000  St. Jude Medical Inc.+ ....       10,749,340      14,391,300
    225,000  Stryker Corp. .............       11,067,366      10,701,000
    340,000  UnitedHealth Group Inc. ...        8,811,088      17,727,600
    235,000  Zimmer Holdings Inc.+ .....       18,629,660      17,899,950
                                          ---------------  --------------
                                              129,601,230     150,318,400
                                          ---------------  --------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 8.6%
    120,000  Affymetrix Inc.+ ..........        4,246,369       6,471,600
    418,000  Amgen Inc.+ ...............       25,747,689      25,272,280
    175,000  Eli Lilly & Co. ...........       10,362,687       9,749,250
    225,000  Genentech Inc.+ ...........       11,637,359      18,063,000
    155,000  Genzyme Corp.+ ............        8,619,588       9,313,950
    314,000  Johnson & Johnson .........       16,834,447      20,410,000
    707,500  Pfizer Inc. ...............       26,002,488      19,512,850
                                          ---------------  --------------
                                              103,450,627     108,792,930
                                          ---------------  --------------
             TOTAL HEALTH CARE .........      233,051,857     259,111,330
                                          ---------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             INDUSTRIAL -- 14.3%
    270,000  3M Co. ....................  $    22,002,293  $   19,521,000
    155,000  C.H. Robinson
               Worldwide Inc. ..........        6,631,131       9,021,000
    145,000  Caterpillar Inc. ..........       12,114,449      13,819,950
    140,000  Deere & Co. ...............        9,321,024       9,168,600
    125,000  Expeditors International of
               Washington Inc. .........        5,856,676       6,226,250
    215,000  Fluor Corp. ...............        9,150,403      12,381,850
    118,500  General Dynamics Corp. ....        8,263,037      12,980,490
    250,000  General Electric Co. ......        9,108,748       8,662,500
    195,000  Ingersoll-Rand Co. Ltd.,
               Cl. A ...................       15,635,169      13,913,250
    205,000  ITT Industries Inc. .......       18,083,637      20,014,150
    195,000  L-3 Communications
               Holdings Inc. ...........        8,875,601      14,933,100
    160,000  Rockwell Automation Inc. ..        9,845,044       7,793,600
    120,000  United Parcel Service Inc.,
               Cl. B ...................        8,540,295       8,299,200
    480,000  United Technologies Corp...       21,811,886      24,648,000
                                          ---------------  --------------
             TOTAL INDUSTRIAL ..........      165,239,393     181,382,940
                                          ---------------  --------------
             INFORMATION TECHNOLOGY -- 18.4%
             COMMUNICATIONS EQUIPMENT -- 2.1%
    691,000  Cisco Systems Inc.+ .......        8,827,045      13,205,010
     85,000  Harman International
               Industries Inc. .........        7,485,865       6,915,600
    206,000  QUALCOMM Inc. .............        3,351,283       6,800,060
                                          ---------------  --------------
                                               19,664,193      26,920,670
                                          ---------------  --------------
             COMPUTERS & PERIPHERAL -- 1.7%
    560,000  Dell Inc.+ ................       13,731,850      22,125,600
                                          ---------------  --------------
             SEMICONDUCTORS -- 7.3%
    320,000  Altera Corp.+ .............        7,060,735       6,342,400
    140,000  Analog Devices Inc. .......        7,409,489       5,223,400
    410,000  Applied Materials Inc. ....        6,016,131       6,633,800
    200,000  Broadcom Corp., Cl. A+ ....        6,448,965       7,102,000
    840,000  Intel Corp. ...............       42,419,786      21,890,400
    135,000  KLA-Tencor Corp. ..........        5,994,023       5,899,500
    530,000  Linear Technology Corp. ...       16,838,784      19,445,700
    275,000  Microchip Technology Inc...        6,497,793       8,145,500
    201,000  Texas Instruments Inc. ....        5,573,547       5,642,070
    240,000  Xilinx Inc. ...............        6,515,341       6,120,000
                                          ---------------  --------------
                                              110,774,594      92,444,770
                                          ---------------  --------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             SOFTWARE & SERVICES -- 7.3%
    320,000  Adobe Systems Inc. ........  $     8,352,216  $    9,158,400
    255,000  CheckFree Corp.+ ..........        8,382,574       8,685,300
    205,000  Citrix Systems Inc.+ ......        4,825,412       4,440,300
    170,000  Electronic Arts Inc.+ .....        8,493,455       9,623,700
    450,100  EMC Corp.+ ................        5,899,732       6,170,871
     35,000  Google Inc., Cl. A+ .......        7,644,083      10,295,250
     50,000  International Game
                Technology .............        1,426,864       1,407,500
  1,360,000  Microsoft Corp. ...........       35,379,556      33,782,400
     50,000  NAVTEQ Corp.+ .............        1,905,333       1,859,000
    225,000  Yahoo! Inc.+ ..............        7,642,044       7,796,250
                                          ---------------  --------------
                                               89,951,269      93,218,971
                                          ---------------  --------------
             TOTAL INFORMATION
               TECHNOLOGY ..............      234,121,906     234,710,011
                                          ---------------  --------------
             MATERIALS -- 3.0%
    385,000  AK Steel Holding Corp.+ ...        6,518,656       2,467,850
    120,000  Alcoa Inc. ................        3,980,793       3,135,600
    250,000  Allegheny Technologies Inc.        6,146,836       5,515,000
    240,000  Commercial Metals Co. .....        7,778,340       5,716,800
    225,000  Freeport-McMoRan Copper
               & Gold Inc., Cl. B ......        8,621,600       8,424,000
    340,000  Newmont Mining Corp. ......       15,686,092      13,270,200
                                          ---------------  --------------
             TOTAL MATERIALS ...........       48,732,317      38,529,450
                                          ---------------  --------------
             TOTAL COMMON STOCKS .......    1,099,199,595   1,233,225,992
                                          ---------------  --------------
  PRINCIPAL
    AMOUNT
   -------
             SHORT-TERM OBLIGATIONS -- 2.3%
             U.S. GOVERNMENT OBLIGATIONS -- 2.3%
$28,787,000  U.S. Treasury Bills,
               2.778% to 3.001%++,
               07/07/05 to 09/08/05 ....       28,649,805      28,646,996
                                          ---------------  --------------
             TOTAL SHORT-TERM
               OBLIGATIONS .............       28,649,805      28,646,996
                                          ---------------  --------------
             TOTAL
               INVESTMENTS -- 99.2% ....  $ 1,127,849,400   1,261,872,988
                                          ==============
             OTHER ASSETS AND LIABILITIES (NET) -- 0.8%        10,522,544
                                                           --------------
             NET ASSETS -- 100.0% .......................  $1,272,395,532
                                                           ==============
----------------
 + Non-income producing security.
++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $1,127,849,400) ............... $ 1,261,872,988
  Cash ......................................................          29,450
  Receivable for investments sold ...........................      12,309,357
  Dividends receivable ......................................         718,682
  Receivable for Fund shares sold ...........................         388,454
  Other assets ..............................................          23,516
                                                              ---------------
  TOTAL ASSETS ..............................................   1,275,342,447
                                                              ---------------
LIABILITIES:
  Payable for investment advisory fees ......................       1,070,830
  Payable for shareholder services fees .....................         890,818
  Payable for shareholder communication fees ................         401,548
  Payable for distribution fees .............................         268,111
  Payable for Fund shares redeemed ..........................         237,357
  Other accrued expenses ....................................          78,251
                                                              ---------------
  TOTAL LIABILITIES .........................................       2,946,915
                                                              ---------------
  NET ASSETS applicable to 48,819,115
    shares outstanding ...................................... $ 1,272,395,532
                                                              ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    at $0.01 par value ...................................... $       488,191
  Additional paid-in capital ................................   2,294,017,623
  Accumulated net investment loss ...........................      (3,250,432)
  Accumulated net realized loss on investments ..............  (1,152,883,438)
  Net unrealized appreciation on investments ................     134,023,588
                                                              ---------------
  NET ASSETS ................................................ $ 1,272,395,532
                                                              ===============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($1,271,644,081 / 48,789,995
    shares outstanding; unlimited number of shares
    authorized of $0.01 par value) ..........................          $26.06
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($83,018 / 3,185 shares outstanding;
    unlimited number of shares authorized of
    $0.01 par value) ........................................          $26.07
                                                                       ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of
    5.75% of the offering price) ............................          $27.66
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share
    ($248,917 / 9,658 shares outstanding;
    unlimited number of shares authorized of
    $0.01 par value) ........................................          $25.77(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share
    ($419,516 / 16,277 shares outstanding;
    unlimited number of shares authorized of
    $0.01 par value) ........................................          $25.77(a)
                                                                       ======
----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $24,867) ...............    $  6,683,281
  Interest ..................................................         194,475
                                                                 ------------
  TOTAL INVESTMENT INCOME ...................................       6,877,756
                                                                 ------------
EXPENSES:
  Investment advisory fees ..................................       6,619,946
  Distribution fees -- Class AAA ............................       1,654,224
  Distribution fees -- Class A ..............................              98
  Distribution fees -- Class B ..............................           1,220
  Distribution fees -- Class C ..............................           1,441
  Shareholder services fees .................................       1,216,036
  Shareholder communications expenses .......................         352,158
  Custodian fees ............................................         100,484
  Legal and audit fees ......................................          39,183
  Trustees' fees ............................................          35,223
  Registration fees .........................................          27,421
  Miscellaneous expenses ....................................          80,844
                                                                 ------------
  TOTAL EXPENSES ............................................      10,128,278
  Less: Custodian fee credits ...............................             (90)
                                                                 ------------
  NET EXPENSES ..............................................      10,128,188
                                                                 ------------
  NET INVESTMENT LOSS .......................................      (3,250,432)
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments ..........................      25,600,680
  Net change in unrealized appreciation/
    depreciation on investments .............................     (27,800,537)
                                                                 ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ..........................................      (2,199,857)
                                                                 ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................    $ (5,450,289)
                                                                 ============


                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2005          YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2004
                                                                              ----------------      -----------------
OPERATIONS:
  Net investment loss .......................................................  $   (3,250,432)       $   (7,501,356)
  Net realized gain on investments ..........................................      25,600,680             6,104,056
  Net change in unrealized appreciation/depreciation on investments .........     (27,800,537)           62,086,843
                                                                               --------------        --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........      (5,450,289)           60,689,543
                                                                               --------------        --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA .................................................................    (170,579,132)         (494,470,178)
  Class A ...................................................................          10,304                66,824
  Class B ...................................................................              --               242,719
  Class C ...................................................................         188,933               211,422
                                                                               --------------        --------------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS     (170,379,895)         (493,949,213)
                                                                               --------------        --------------
  REDEMPTION FEES ...........................................................          21,407                 6,601
                                                                               --------------        --------------
  NET DECREASE IN NET ASSETS ................................................    (175,808,777)         (433,253,069)
NET ASSETS:
  Beginning of period .......................................................   1,448,204,309         1,881,457,378
                                                                               --------------        --------------
  End of period .............................................................  $1,272,395,532        $1,448,204,309
                                                                               ==============        ==============

                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Growth Fund (the "Fund") was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2004, reclassifications were made to increase accumulated net investment income by $7,501,356, with an offsetting adjustment to additional paid-in capital.

No distributions were made during the year ended December 31, 2004.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2004, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Accumulated capital loss carryforward ................  $(1,163,304,151)
       Net unrealized appreciation ..........................      146,644,157
                                                               ---------------
       Total accumulated loss ...............................  $(1,016,659,994)
                                                               ===============

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $1,163,304,151, which are available to reduce future required distributions of net capital gains to shareholders. $68,961,980 of the loss carryforward is available through 2009; $743,150,002 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                                        GROSS              GROSS         NET UNREALIZED
                                                     UNREALIZED         UNREALIZED        APPRECIATION/
                                        COST        APPRECIATION       DEPRECIATION      (DEPRECIATION)
                                        ----        ------------       ------------      --------------
        Investments ............. $1,138,052,220    $196,644,288       $(72,823,520)      $123,820,768

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $202,007,548 and $408,139,083, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $500 to Gabelli & Company. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $153 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2005 there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years of the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $21,407.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2004
                                                     ----------------------------     ----------------------------
                                                         SHARES           AMOUNT          SHARES           AMOUNT
                                                        --------        ---------        --------          -------
                                                                CLASS AAA                        CLASS AAA
                                                      ---------------------------     ----------------------------
Shares sold .......................................   2,320,688     $  59,514,713       7,724,349     $ 191,537,714
Shares redeemed ...................................  (8,946,824)     (230,093,845)    (27,719,706)     (686,007,892)
                                                     ----------     -------------     -----------     -------------
  Net decrease ....................................  (6,626,136)    $(170,579,132)    (19,995,357)    $(494,470,178)
                                                     ==========     =============     ===========     =============
                                                                CLASS A                           CLASS A
                                                     ----------------------------     ----------------------------
Shares sold .......................................         482     $      12,454           2,747     $      66,849
Shares redeemed ...................................         (83)           (2,150)             (1)              (25)
                                                     ----------     -------------     -----------     -------------
  Net increase ....................................         399     $      10,304           2,746     $      66,824
                                                     ==========     =============     ===========     =============

                                                                CLASS B                           CLASS B
                                                     ----------------------------     ----------------------------

Shares sold .......................................          --                --           9,618     $     242,719
Shares redeemed ...................................          --                --              --                --
                                                     ----------     -------------     -----------     -------------
  Net increase ....................................          --                --           9,618     $     242,719
                                                     ==========     =============     ===========     =============

                                                                CLASS C                           CLASS C
                                                     ----------------------------     ----------------------------
Shares sold .......................................       8,587     $     215,694           8,810     $     214,167
Shares redeemed ...................................      (1,045)          (26,761)           (115)           (2,745)
                                                     ----------     -------------     -----------     -------------
  Net increase ....................................       7,542     $     188,933           8,695     $     211,422
                                                     ==========     =============     ===========     =============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     INCOME
                         FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
             ----------------------------------------------------   ---------------------------
                                            Net
             Net Asset                 Realized and      Total         Net
  Period       Value,       Net         Unrealized        from       Realized
   Ended     Beginning   Investment   Gain/(Loss) on   Investment    Gain on         Total
December 31  of Period    Loss(d)       Investments    Operations   Investments   Distributions
-----------  ---------   ----------   --------------   ----------   -----------   -------------
CLASS AAA
   2005(e)     $26.12     $(0.06)             --         $(0.06)           --            --
   2004         24.95      (0.11)          $1.28           1.17            --            --
   2003         18.99      (0.14)           6.10           5.96            --            --
   2002         28.68      (0.17)          (9.52)         (9.69)           --            --
   2001         37.79      (0.23)          (8.88)         (9.11)       $(0.00)(a)    $(0.00)(a)
   2000         46.51      (0.24)          (4.64)         (4.88)        (3.84)        (3.84)
CLASS A
   2005(e)     $26.13     $(0.06)             --         $(0.06)           --            --
   2004(b)      24.95      (0.02)          $1.20           1.18            --            --
CLASS B
   2005(e)     $25.93     $(0.16)             --         $(0.16)           --            --
   2004(b)      24.95      (0.28)          $1.26           0.98            --            --
CLASS C
   2005(e)     $25.93     $(0.15)         $(0.01)        $(0.16)           --            --
   2004(b)      24.95      (0.21)           1.19           0.98            --            --


                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               -----------------------------------------------------

                          Net Asset            Net Assets
  Period                    Value,                End of         Net                       Portfolio
   Ended      Redemption    End of     Total     Period       Investment      Operating    Turnover
December 31     Fees(d)     Period    Return+   (in 000's)   Income/(Loss)   Expenses(f)     Rate
-----------   ----------    ------    -------   ----------   -------------   -----------   ----------

CLASS AAA
   2005(e)     $0.00(a)     $26.06     (0.2)%   $1,271,644      (0.49)%(c)     1.53%(c)       15%
   2004         0.00(a)      26.12      4.7      1,447,655      (0.46)         1.53           31
   2003           --         24.95     31.4      1,881,457      (0.60)         1.47           42
   2002           --         18.99    (33.8)     1,675,816      (0.68)         1.43           30
   2001           --         28.68    (24.1)     2,948,390      (0.71)         1.40           26
   2000           --         37.79    (10.6)     3,833,807      (0.63)         1.38           55
CLASS A
   2005(e)     $0.00(a)     $26.07     (0.2)%     $     83      (0.49)%(c)     1.53%(c)       15%
   2004(b)      0.00(a)      26.13      4.7             73      (0.09)         1.60           31
CLASS B
   2005(e)     $0.00(a)     $25.77     (0.6)%     $    249      (1.24)%(c)     2.28%(c)       15%
   2004(b)      0.00(a)      25.93      3.9            250      (1.12)         2.30           31
CLASS C
   2005(e)     $0.00(a)     $25.77     (0.6)%     $    420      (1.22)%(c)     2.29%(c)       15%
   2004(b)      0.00(a)      25.93      3.9            226      (0.88)         2.37           31

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a)  Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C Shares were initially offered on December 31, 2003.
(c)  Annualized.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  For the six months ended June 30, 2005, unaudited.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.

                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

     BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on February 16, 2005, the Board of Trustees ("Board") of the Trust approved the continuation of the investment advisory agreement with the Adviser for the Trust on the basis of the recommendation by the trustees (the "independent trustees") who are not "interested persons" of the Trust. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent trustees considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent trustees noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent trustees reviewed the short, medium and long-term performance of the Trust against a peer group of large-cap growth funds. The trustees noted that the Trust's performance was near the top 25% of the funds in its category for the prior ten years but was in or near the lowest 25% of the funds in its category for shorter one, three, and five year periods. The trustees also noted that relative performance had shown substantial improvement in recent months.

PROFITABILITY. The independent trustees reviewed summary data regarding the profitability of the Trust to the Adviser both with an administrative overhead charge and without such a charge. The trustees also noted that the Adviser's affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Trust's portfolio brokerage.

ECONOMIES OF SCALE. The independent trustees discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent trustees agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Trust grew substantially on an inflation adjusted basis beyond its previous largest aggregate asset value.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the investment management fee schedule for the Trust does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent trustees compared the expense ratios of the investment management fee, other expenses and total expenses of the Trust to similar expense ratios of the peer group of large-cap growth funds and noted that the Adviser's management fee includes substantially all administrative services of the Trust as well as investment advisory services. The trustees noted that the Trust's expense ratios were above and the Trust's size was below average within this group. The trustees also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The trustees did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent trustees concluded that the Trust enjoyed highly experienced portfolio management services and good ancillary services but that the intermediate performance record was poor and that the expense ratios were significantly higher than those of the peer group. The trustees also noted that the portfolio manager had previously achieved excellent performance and that near-term relative performance was also improving although not yet as good as the trustees would like to see. They concluded that the positive trend and long-term record of the portfolio manager were sufficient in relation to the performance factor to warrant renewal of the investment management agreement at this time and that the fee structure of the Trust in relation to its peer group should be revisited if both the long-term and short-term performance record were not strong. The trustees concluded that the profitability to the Adviser of managing the Trust was reasonable and that economies of scale were not a significant factor in their thinking at this time. The trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend continuation of the investment management agreement to the full Board of Trustees.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                   Karl Otto Pohl
CHAIRMAN AND CHIEF                      FORMER PRESIDENT
EXECUTIVE OFFICER                       DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                     Anthony R. Pustorino
ATTORNEY-AT-LAW                         CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.               PROFESSOR EMERITUS
                                        PACE UNIVERSITY

James P. Conn                           Anthony Torna
FORMER CHIEF INVESTMENT OFFICER         MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                      Anthonie C. van Ekris
PRESIDENT                               MANAGING DIRECTOR
FLETCHER & COMPANY, INC.                BALMAC INTERNATIONAL, INC.

John D. Gabelli                         Salvatore J. Zizza
SENIOR VICE PRESIDENT                   CHAIRMAN, HALLMARK ELECTRICAL
GABELLI & COMPANY, INC.                 SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                         Howard F. Ward, CFA
PRESIDENT AND TREASURER                 PORTFOLIO MANAGER

James E. McKee                          Peter D. Goldstein
SECRETARY                               CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP
--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB406Q205SR

[GRAPHIC OMITTED]
Mario J. Gabelli

THE
GABELLI
GROWTH
FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Office & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.